Cover	Sep. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2022
Entity File Number	000-21613
Entity Registrant Name	Ecomax, Inc.
Entity Central Index Key	0001008653
Entity Tax Identification Number	13-3865026
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	630 Fifth Avenue
Entity Address, Address Line Two	Suite 2338
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10111
City Area Code	(929)
Local Phone Number	923-2740
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false